Description of Business	12 Months Ended
Dec. 31, 2013
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS
NOTE 1: DESCRIPTION OF BUSINESS
On August 25, 2005, Navios Maritime Holdings Inc. (“Navios Holdings” or the “Company”) was acquired by International Shipping Enterprises, Inc. (“ISE”) through the purchase of all of the outstanding shares of common stock of Navios Holdings. As a result of this acquisition, Navios Holdings became a wholly owned subsidiary of ISE. In addition, on August 25, 2005, simultaneously with the acquisition of Navios Holdings, ISE effected a reincorporation from the State of Delaware to the Republic of the Marshall Islands through a downstream merger with and into its newly acquired wholly owned subsidiary, whose name was and continues to be Navios Maritime Holdings Inc.
Navios Holdings is a global, vertically integrated seaborne shipping and logistics company focused on the transport and transshipment of drybulk commodities, including iron ore, coal and grain.
Navios Logistics
Navios South American Logistics Inc. (“Navios Logistics”), a consolidated subsidiary of the Company, is one of the largest logistics companies in the Hidrovia region of South America, serving the storage and marine transportation needs of its customers through two port storage and transfer facilities, one for grain commodities and the other for refined petroleum products, and a diverse fleet consisting of vessels, barges and pushboats. Navios Holdings currently owns 63.8% of Navios Logistics.
Navios Asia
In May 2013, Navios Holdings formed Navios Asia LLC (“Navios Asia”) in partnership with a third party. Navios Holdings owned 51.0% and the third party owns 49.0% of Navios Asia.
Navios Europe
On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe Inc. (“Navios Europe”) and have ownership interests of 47.5%, 47.5% and 5.0%, respectively.
Navios Partners
   Navios Maritime Partners L.P. (“Navios Partners”) (NYSE:NMM) is an international owner and operator of dry cargo vessels and is engaged in seaborne transportation services of a wide range of drybulk commodities including iron ore, coal, grain and fertilizer, chartering its vessels under medium to long-term charters. As of December 31, 2013, Navios Holdings owned a 21.6% interest in Navios Partners, including a 2.0% general partner interest.
Navios Acquisition
Navios Maritime Acquisition Corporation (“Navios Acquisition”) (NYSE: NNA), an affiliate (former subsidiary) of the Company, is an owner and operator of tanker vessels focusing in the transportation of petroleum products (clean and dirty) and bulk liquid chemicals.
As of December 31, 2013, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition was 47.8% and its economic interest in Navios Acquisition was 50.5%.